Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease
Total operating lease, right of use asset	$ 1,231,877	$ 1,662,510
Current portion of operating lease obligations	273,141	463,559
Non-current portion of operating lease obligations	722,085	1,034,218
Present value of lease liabilities	995,226	1,497,777
Total foreign exchange gain / (loss) on operating leases	$ 71,917	$ (108,978)	$ 73,207